Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Abstract]
Cash equivalents maturities, months	three
Inventory write-downs	$ 1,395,000	$ 1,203,000	$ 1,586,000
Impairment on acquired IPR&D	1,425,000	0	0
Provision for product returns	2,237,000	2,810,000
Severance pay expense	12,090,000	8,978,000	7,709,000
Employee contribute percentage, max	6.00%
Employee contribute amount, max per year	16,500
Employees over 50 years of age maximum annual contribution per year	22,000
Age of employees, minimum	50
Matching percentage of employee contributions to plan	50.00%
Expense for matching contributions	3,129,000	2,723,000	2,330,000
Weighted average number of shares related to outstanding anti-dilutive options and restricted shares	1,096,069	2,086,379	3,867,517
Advertising expenses	$ 7,887,000	$ 6,969,000	$ 5,883,000
Measurement of maximum tax benefit	50.00%